INCOME TAXES (Details) $ in Thousands, $ in Millions			12 Months Ended				36 Months Ended
	Apr. 01, 2018 HKD ($)	Jan. 01, 2008	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2020 USD ($)
Income Taxes [Line Items]
Profits tax rate			25.00%	25.00%	25.00%		25.00%
Provision for income tax			$ (1,528)	$ (1,920)	$ 862
Withholding tax rate		10.00%
Other Subsidiaries and VIE
Income Taxes [Line Items]
Profits tax rate			25.00%
Deferred tax liabilities			$ 0				$ 0
Beijing Qilin Wings Technology Development Co Ltd [Member}
Income Taxes [Line Items]
Preferential tax rate						15.00%
Period for preferential tax rate						3 years
Hong Kong
Income Taxes [Line Items]
Provision for income tax							$ 0
Hong Kong | Corporate profits of first HKD 2 million
Income Taxes [Line Items]
Corporate Profits	$ 2
Profits tax rate	8.25%
Hong Kong | Corporate profits exceeds HKD 2 million
Income Taxes [Line Items]
Corporate Profits	$ 2
Profits tax rate	16.50%